NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of consolidated [line items]
Accumulated non-controlling interest	$ 60.0	$ 55.2
Net earnings attributable to non-controlling interests	8.5	8.9
Current assets	1,086.9	1,161.0
Total non- current assets	2,874.1	2,805.9
Current liabilities	(227.2)	(231.1)
Non-current liabilities	(941.2)	(889.0)
Revenues	1,111.0	1,094.9
Net earnings and other comprehensive income	(56.9)	528.0
Net cash from operating activities	191.1	295.3
Net cash used in investing activities	(224.9)	(177.4)
Net cash used in financing activities	(10.5)	(117.2)
Increase (decrease) in cash and cash equivalents	$ (49.0)	$ 12.1
Essakane S.A.
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	10.00%	10.00%
Accumulated non-controlling interest	$ 30.3	$ 25.5
Net earnings attributable to non-controlling interests	5.8	0.6
Dividends paid to material non-controlling interests	1.0	1.0
Current assets	245.1	220.5
Total non- current assets	865.8	848.4
Current liabilities	(96.7)	(88.1)
Non-current liabilities	(543.5)	(552.6)
Share of net assets (liabilities) of joint ventures	470.7	428.2
Revenues	564.1	547.4
Net earnings and other comprehensive income	52.1	8.2
Net cash from operating activities	181.8	215.5
Net cash used in investing activities	(161.4)	(85.7)
Net cash used in financing activities	(45.2)	(127.7)
Increase (decrease) in cash and cash equivalents	$ (24.8)	$ 2.1
Rosebel Gold Mines N.V.
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	5.00%	5.00%
Accumulated non-controlling interest	$ 25.3	$ 25.9
Net earnings attributable to non-controlling interests	0.9	5.7
Dividends paid to material non-controlling interests	1.5	1.0
Current assets	172.8	181.0
Total non- current assets	675.1	645.4
Current liabilities	(68.4)	(72.4)
Non-current liabilities	(221.7)	(183.6)
Share of net assets (liabilities) of joint ventures	557.8	570.4
Revenues	386.0	385.6
Net earnings and other comprehensive income	17.3	113.1
Net cash from operating activities	61.6	124.5
Net cash used in investing activities	(67.9)	(63.1)
Net cash used in financing activities	(36.1)	(25.5)
Increase (decrease) in cash and cash equivalents	(42.4)	35.9
Subsidiaries with material non-controlling interests
Disclosure of consolidated [line items]
Dividends paid to material non-controlling interests	$ 1.2	$ 1.1